Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 433		$ 7,960	$ 7,780
Additions for current years’ tax positions	73		19	1,855
Additions for prior years’ tax positions	0		141	50
Reductions for prior years’ tax positions	(15)	[1]	(7,620)	0
Reductions for settlements	0		0	0
Reductions for expiration of statute of limitations	(102)		(67)	(1,725)
Ending balance	$ 389		$ 433	$ 7,960

[1]	of the reduction for prior year tax positions relates to the deconsolidation of FOX in July 2014.